INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

NOTE 5 – INTANGIBLE ASSET

During the year ended August 31, 2019, the Company made a $1,500,000 payment and recorded stock payable of 61,297 shares of common stock, valued at $539,417 for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940. During the three months ended November 30, 2019, the Company issued 61,297 shares of common stock (Note 6). The Company has capitalized the costs associated with acquiring the worldwide license as an intangible asset at a value of $2,039,417 as of November 30, 2019 and August 31, 2019. During the quarter ended November 30, 2019, no subsequent costs incurred met the criteria for capitalization as an intangible asset.

NOTE 7 – INTANGIBLE ASSET

During the year ended August 31, 2019, the Company made a $1,500,000 payment and recorded stock payable of 61,297 shares of common stock, valued at $539,417 for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940. The Company has capitalized the costs associated with acquiring the worldwide license as an intangible asset at a value of $2,039,417 as of August 31, 2019.